Annual Total Returns - FidelityLowDurationBondFactorETF-PRO - FidelityLowDurationBondFactorETF-PRO - Fidelity Low Duration Bond Factor ETF - Fidelity Low Duration Bond Factor ETF	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 12, 2018
Annual Return 2019	4.51%
Annual Return 2020	1.98%
Annual Return 2021	(0.04%)
Annual Return 2022	(0.56%)
Annual Return 2023	6.39%